7. TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
Trade And Other Receivables Tables
Trade and other receivables
	At December 31	At December 31
(in thousands)	2017	2016

Trade receivables	$3,187	$1,792
Receivables in MLJV and MWJV	511	583
Sales tax receivables	67	18
Sundry receivables	54	10
	$3,819	$2,403